INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
INVESTMENT PROPERTIES
NOTE 9. INVESTMENT PROPERTIES
The table below sets forth the conciliation between the initial and ending balances of the market value of investment properties of Consolidated Statement of Financial Position at the end of the period:

	December 31, 2025	December 31, 2024
In millions of COP
Balance at the beginning of the year	5,580,109	4,709,911
Acquisitions	871,551	682,334
Subsequent expenditure recognized as an asset	181,782	222,167
Sales/Write-offs	(112,375)	(156,697)
Amount reclassified (to) from other assets(1)	(35,441)	(77,862)
Gains on valuation(2)	109,781	200,256
Balance at the end of the period(3)	6,595,407	5,580,109
(1)The reclassification in 2025 and 2024 corresponds to properties of the Fondo Inmobiliario Colombia that were reclassified to the inventory category for COP 33,264 and COP 77,862, respectively. Additionally, in 2025, Bancolombia reclassified COP 2,177 to premises and equipment, considering the change in use of the asset.
(2)See Note 25.4. Other operating income.
(3)Between December 31, 2025, and 2024, there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 30. Fair value of assets and liabilities.

The valuation adjustments recorded by the Cibest Corporate Group related to its investment properties are detailed below:
As of December 31, 2025

Type of asset	Balance at the beginning of the year	Appraisals	Net increase	Amount reclassified to other asset(1)	Adjusted fair value at the end of the year
In millions of COP
Buildings	5,080,276	106,838	880,549	(35,441)	6,032,222
Lands	499,833	2,943	60,409	-	563,185
Total	5,580,109	109,781	940,958	(35,441)	6,595,407
(1) Corresponds due to the fact that in 2025 and 2024, certain properties belonging to the Colombia Real Estate Fund were reclassified as inventory.

As of December 31, 2024

Type of asset	Balance at the beginning of the year	Appraisals	Net increase(1)	Amount reclassified to other asset(2)	Amount reclassified from construction to finished(3)	Adjusted fair value at the end of the year
In millions of COP
Buildings	4,369,629	191,051	578,639	(77,862)	18,819	5,080,276
Lands	340,282	9,205	169,165	-	(18,819)	499,833
Total	4,709,911	200,256	747,804	(77,862)	-	5,580,109
(1) The net increase in buildings corresponds mainly the purchase of PA Cedis Sodimac for COP 461,815, and Constellation property for COP 161,427.
(2) In 2024 corresponds to property of Fondo Inmobiliario Colombia that were reclassified to the inventories category because they are assets intended to be sold in the ordinary course of business.
(3) In 2024 the movement corresponds to the reclassification of properties that were under construction and have already been completed.
Amounts recognized in the Consolidated Statement of Income for the period.
The table sets forth the main income recorded by the Cibest Corporate Group related to its investment properties:

	December 31, 2025	December 31, 2024	December 31, 2023
	In millions of COP
Income from rentals	360,610	325,286	228,325
Operating expenses due to:	61,658	60,334	39,191
Investment properties that generated income through rentals	26,225	37,394	28,813
Investment properties that did not generate income through rentals	35,433	22,940	10,378
Currently, there are no restrictions on the use or income derived from the buildings or lands that Cibest Corporate Group has as investment property.
The fair value of the Cibest Corporate Group investment properties for the year ending at December 31, 2025 and 2024, has been recorded according to the assessment made by independent external consulting companies that have the appropriate capacity and experience in performing those assessments. The appraisers are either approved by the Property Market Auctions of Colombia or foreign appraisers, who are required to provide a second signature by a Colombia appraiser accredited by the Property Market Auctions.

Fair value appraisals are carried out in accordance with IFRS 13. The reports made by the external consulting company contain the description of the valuation methodologies used, and key assumptions, such as, discount rates, calculation of applied expenses and income approach, among others. The fair value of the investment properties is based on the comparative market approach, which reflects the prices of recent transactions with similar characteristics. Upon determining the fair value of these investment properties, the greater and best use of these investment properties is their present use. For further information about measurement techniques and inputs used by consulting companies, see Note 30 Fair value of assets and liabilities.
As of December 31, 2025 and 2024, the Cibest Corporate Group does not have investment properties held under financial leases.